INCOME TAXES - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory rate	25.00%	25.00%	25.00%
Loss before income taxes	$ (14,627)	¥ (101,839)	¥ (42,495)
Income tax benefit computed at the statutory income tax rate at 25%	3,657	25,460	10,624
Non-deductible expenses	(738)	(5,141)	(4,485)
International rate differences	(1,633)	(11,367)	(2,227)
Preferential tax rate differences	(102)	(710)	(210)
Effect of change in tax rate	113	789	(826)
Change in valuation allowance	(1,266)	(8,813)	(2,677)
Total	$ 31	¥ 218	¥ 199